DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Abstract]
DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE
NOTE 26. DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE
Distributable net profit
As a general policy, the Board of Directors of Arauco agreed that the net profit to be distributed as dividend is determined based on realized net gains/(losses) of any relevant variations in the value of unrealized assets and liabilities, which are excluded from the calculation of net profit during the period such changes are made.
As a result of the foregoing, for purposes of determining the distributable net profit of the Company, which is the same considered for calculating the minimum dividend required and additional dividend, the following unrealized gains/losses are excluded from the net profit for the year:

1)
Unrealized gains/losses relating to the fair value recorded for forestry assets under IAS 41, adding them back to distributable net profit when they are realized through sale or disposed of by other means.

2)	Those generated through the acquisition of entities. These results will be added back to net profit when they are realized through sale.
The deferred taxes associated with the amounts described in 1) and 2) above are also excluded.
In 2021, Arauco updated the dividend policy of the Company, establishing that in respect of fiscal year 2021, it will be distributed among the shareholders an amount equivalent to the 40% of the cash income for such year capable of being distributed as dividends, excluding from the calculation of such cash income the extraordinary benefits that the Company will obtain, through its subsidiary Forestal Arauco S.A., for the sale of several real estate to Vista Hermosa Inversiones Forestales SpA.
As of December 31, 2021 Arauco in the Financial Statements has recognized the balance of minimum dividend provision of the parent company for ThU.S.$ 125,012. As of November 5, 2021 Arauco paid ThU.S.$ 271,000 decreasing the minimum dividend provision.
In consideration of the profits obtained by the Company during this year, in the Extraordinary Shareholders’ Meeting held on October 12, 2021, it was agreed the distribution of a definitive dividend (eventual dividend) with charge on the fund of retain profits. Generating a provision for ThU.S.$ 200,000, it was paid from October 25, 2021.
The following table details the adjustments made for the determination of distributable net profit as of December 31, 2021, 2020 and 2019:

	Distributable Net Profit
	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$	12-31-2019 ThU.S.$
Net profit attributable to parent company	1,030,812	25,843	61,784
Adjustments:
Sale of lands	(167,802)	—	—
Biological assets
Unrealized gains/losses	(79,452)	(183,927)	(153,497)
Realized gains/losses	249,441	208,064	197,891
Deferred income taxes	(42,970)	(4,684)	(10,630)
Total biological assets	127,019	19,453	33,764
Profit due bargain acquisition (net)	—	—	(21,674)

Total adjustments	(40,783)	19,453	12,090

Distributable Net Profit	990,029	45,296	73,874

Basic and diluted earnings per share
Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Profit or loss attributable to ordinary equity holder of parent	1,030,812	25,843	61,784
Weighted average of number of shares	119,414,435	114,269,961	113,159,655
Basic and diluted earnings per share (in U.S.$ per share)	8.6322	(0.2262)	0.5460